[ING STATIONERY]

December 21, 2012

United States Securities and Exchange Commission 100 F Street NE, Room 1580 Washington, DC 20549

Re:	File Nos. 333-57218; 811-05626
Prospectus Name: ING SmartDesign Variable Annuity

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING SmartDesign Variable Annuity
Statement of Additional Information Supplement under Rule 497(c) of the Securities Act of
1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the Statement of Additional Information Supplement that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically on December 20, 2012.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel

ING USA Annuity and Life Insurance Company 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: (610) 425-3447
Fax: (610) 425-3520